Related Party Transactions - Founder Shares (Details)								3 Months Ended	12 Months Ended
	Mar. 25, 2024 shares	Nov. 01, 2023 USD ($) $ / shares shares	Oct. 29, 2021 shares	Jan. 27, 2021 shares	Oct. 23, 2020 shares	Oct. 21, 2020 shares	Aug. 28, 2020 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 14, 2020 shares
Related Party Transactions
Period founder shares could not be transferred from date of initial business combination								180 days	180 days
Preferred stock par value per share								$ 0.0001	$ 0.0001	$ 0.0001
Founder | Subscription Agreement
Related Party Transactions
Price per share		$ 11.50
Threshold number of days to convert, if price per share is greater than or equal to 11.50		20 days
Threshold consecutive number of days to convert, if price per share is greater than or equal to 11.50		30 days
Convertible stock, conversion ratio		1
Founder | Subscription Agreement | Maximum
Related Party Transactions
Number of days prior notice to be given in case conversion is not performed		20 days
Founder | Subscription Agreement | Minimum
Related Party Transactions
Number of days prior notice to be given in case conversion is not performed		10 days
Sponsor
Related Party Transactions
Waiver lock-up restrictions (in shares) | shares	9,375,000
Series A Convertible preferred stock
Related Party Transactions
Financial instrument to liability fair value, Issuance period									5 years
Financial instrument to liability fair value, Per share									$ 11.50
Series A Convertible preferred stock | Founder | Subscription Agreement
Related Party Transactions
Number of shares issued | shares		17,391,300
Aggregate purchase price | $		$ 200,000,000
Price per share		$ 11.50
Preferred stock par value per share		0.0001
Preferred stock, redemption price per share in cash		11.50
Founder shares | Subscription Agreement
Related Party Transactions
Price per share		$ 11.50
Threshold number of days to convert, if price per share is greater than or equal to 11.50		20 days
Threshold consecutive number of days to convert, if price per share is greater than or equal to 11.50		30 days
Convertible stock, conversion ratio		1
Founder shares | Subscription Agreement | Maximum
Related Party Transactions
Number of days prior notice to be given in case conversion is not performed		20 days
Founder shares | Subscription Agreement | Minimum
Related Party Transactions
Number of days prior notice to be given in case conversion is not performed		10 days
Founder shares | Mr. David K. Moskowitz
Related Party Transactions
Number of shares issued | shares			10,000		10,000
Founder shares | Class B common stock
Related Party Transactions
Number of shares issued | shares				10,000			28,750,000
Aggregate purchase price | $							$ 25,000
Price per share							$ 0.001
Number of shares holding by the sponsor | shares					21,562,500						18,750,000
Shares forfeited | shares					7,187,500						2,812,500
Founder shares | Class B common stock | Jason Kiser
Related Party Transactions
Number of shares transferred | shares						28,750,000	2,875,000
Founder shares | Class B common stock | Sponsor
Related Party Transactions
Number of shares holding by the sponsor | shares					21,562,500	28,750,000					18,750,000
Shares forfeited | shares					7,187,500						2,812,500
Founder shares | Series A Convertible preferred stock | Subscription Agreement
Related Party Transactions
Number of shares issued | shares		17,391,300
Aggregate purchase price | $		$ 200,000,000
Price per share		$ 11.50
Preferred stock par value per share		0.0001
Preferred stock, redemption price per share in cash		$ 11.50